Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 20, 2020
Entity Registrant Name	dei_EntityRegistrantName	Exchange Listed Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547950
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 20, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2020
Prospectus Date	rr_ProspectusDate	Nov. 20, 2020
QRAFT AI-Enhanced U.S. Next Value ETF | QRAFT AI-Enhanced U.S. Next Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NVQ